Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

a)    Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

b)    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

c)     Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of the average playing period for paying players, fair value determination and allocation of identifiable assets and liabilities acquired through business combinations, assessment for the impairment of long-lived assets, valuation allowance of deferred tax assets, and valuation and recognition of share-based compensation expenses.

d)    Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries incorporated in the Cayman Islands and Hong Kong is United States dollars (“US$”). The functional currency of the Company’s subsidiaries incorporated in Japan is Japanese yen. The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income/(loss) in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange (losses)/gains in the consolidated statements of operations and comprehensive loss.

e)     Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.8755, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2018. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

f)     Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, time deposits, accounts receivable, short-term investments and accounts payable of which the carrying values approximate their fair value. Please see Note 23 for additional information.

g)    Cash and cash equivalents and time deposits

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America and China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2017 and 2018, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars amounting to approximately US$91.0 million and US$481.6 million, respectively (equivalent to approximately RMB594.9 million and RMB3,305.3 million, respectively). As of December 31, 2017 and 2018, the Group had cash held in accounts managed by online payment platforms such as Alipay and Paypal in connection with the collection of online service fees for a total amount of RMB102.9 million and RMB10.8 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

As of December 31, 2017 and 2018, the Group had approximately RMB622.6 million and RMB377.8 million cash and cash equivalents held by its PRC subsidiaries and VIEs, representing 82% and 11% of total cash and cash equivalents of the Group, respectively.

Time deposits represent deposits placed with banks with original maturities more than three months but less than one year. As of December 31, 2017 and 2018, there were time deposits denominated in US dollars amounting to approximately RMB2.0 million and RMB749.4 million, respectively.

The Group had no other lien arrangements for the years ended December 31, 2016, 2017 and 2018. As of December 31, 2017 and 2018, the Group had no restricted cash balance.

h)   Inventories, net

Inventories, mainly represent products for the Group’s e-commerce business, are stated at the lower of cost or net realizable value in the consolidated balance sheets. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive loss. Certain costs attributable to buying and receiving products, such as purchase freights, are included in cost of inventories.

i)    Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three years. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

j)    Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or "separability” criterion. Purchased intangible assets are initially recognized and measured at fair value. Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of video content	shorter of the licensed period or projected useful life of the video content
License rights of mobile games	shorter of the licensed period or projected useful life of mobile games
Domain names and others	0.5 - 10 years

The licensed copyrights of video content are recorded in "Intangible assets, net", at the lower of amortized cost or net realizable value. In accordance with ASC 920, Entertainment- Broadcasters, costs incurred in purchased copyrights of video content are capitalized and amortized over the shorter of the license period or projected useful life of the video content.

The Group amortizes the licensed copyrights in "Cost of revenues" on a straight-line basis. If expectations of the usefulness of a video content are revised downward, the unamortized cost is written down to the estimated net realizable value. A write-down from unamortized cost to a lower estimated net realizable value establishes a new cost basis.

k)    Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstances change occurs that indicate the asset might be impaired. Under ASC 350‑20‑35, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Group chooses to directly apply the quantitative impairment test, which consists of a two-step quantitative impairment test. The first step is comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the two-step quantitative goodwill impairment test to measure the amount of impairment loss by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group as a whole is determined to be one reporting unit for goodwill impairment testing. The Group directly applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts, and no impairment charge was recognized for any of the periods presented.

l)    Impairment of long-lived assets other than goodwill and intangible assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

m)    Research and development expenses

Research and development expenses mainly consist of payroll-related expenses incurred for the innovation of video function, development and enhancement to the Group’s websites and platforms of applications and development of online games.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial, as a result, all development costs incurred for development of internal used software have been expensed as incurred.

For external use software, costs incurred for development of external use software have not been capitalized since the inception of the Group, because the period after the date technical feasibility is reached and the time when the software is marketed is short historically, and the amount of costs qualifying for capitalization has been immaterial.

n)    Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and other compensation-related expenses to the Group’s sales and marketing personnel. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2016, 2017 and 2018, the advertising expenses were RMB80.8 million, RMB168.7 million and RMB436.5 million, respectively.

o)   Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

p)    Share-based compensation

Share based compensation expenses arise from share-based awards, including share options for the purchase of the Company’s ordinary shares. The Group accounts for share-based awards granted to employees in accordance with ASC 718, Compensation - Stock Compensation and share-based awards granted to nonemployees in accordance with ASC 505, Equity. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends.

For share options granted with service conditions only, share-based compensation expenses are recorded net of estimated forfeitures using straight-line method during the requisite service period, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

For share options granted with service condition and the occurrence of an IPO as performance condition, share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the requisite service period. Cumulative share-based compensation expenses for the options that have satisfied the service condition, amounting to RMB28.9 million, were recorded upon the completion of the IPO.

Share-based compensation expenses for share options granted to non-employees are measured at fair value at the earlier of the performance commitment date or the date service is completed, and recognized using straight-line method, over the period during which the service is provided. The Group applies the guidance in ASC 505-50 to measure share options granted to non-employees based on the then-current fair value at each reporting date.

q)    Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB44.3 million, RMB91.3 million and RMB158.1 million for the years ended December 31, 2016, 2017 and 2018, respectively.

r)    Investments

Short-term investments

Short-term investments primarily include money market funds and financial products with variable interest rates referenced to performance of underlying assets issued by commercial banks.

In accordance with ASC 825, Financial Instruments, for financial products with variable interest rates referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Changes in the fair value of these investments are reflected in the consolidated statements of operations and comprehensive loss as “Investment income, net”. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 6 and Note 23 for additional information.

Long-term investments, net

The Group’s long-term investments primarily consist of equity investments in privately held companies, publicly traded companies and other investments accounted for at fair value.

Prior to adopting ASU 2016-01, Financial Instruments on January 1, 2018, for those investments over which the Group does not have significant influence and without readily determinable fair value, the Group carried the investment at cost and only adjusted for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings.

On January 1, 2018, the Group adopted ASU 2016-01, Financial Instruments, and started to measure long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management regularly evaluates the impairment of long-term equity investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized equals to the excess of the investment cost over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

For the equity investments in publicly traded companies, the Group carries the investments at fair value at the end of each reporting period. For financial products with original maturities great than one year, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value at the end of each reporting period. Changes in the fair value of these investments are reflected in the consolidated statements of operations and comprehensive loss as “Investment income, net”.

s)    Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more-likely-than-not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2016, 2017 and 2018. The Group also did not expect any significant increase or decrease in unrecognized tax liability within 12 months following the reporting date.

t)   Revenue recognition

On January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption. Accordingly, revenue for the year ended December 31, 2018 was presented under ASC 606, while comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations.

The adoption of ASC 606 did not significantly change (i) the timing and pattern of revenue recognition for all of the Group’s revenue streams, and (ii) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on the Group’s financial position, results of operations, equity or cash flows as of the adoption date and for the year ended December 31, 2018.

The Group’s revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Mobile game services

Exclusive licensed mobile games

For the years ended December 31, 2016, 2017 and 2018, the Group primarily generates revenues from the sale of in-game virtual items, including characters, warships, characters or camouflage for warships or other accessories to enhance the game-playing experience, within the games.

In accordance with ASC 606, the Group evaluates the contracts with its customers and determines that the Group has a single combined performance obligation which is to make the game and the ongoing game related services available to the paying players. The transaction price, which is the amount paid for in-game virtual items by the paying player, is allocated entirely to this single combined performance obligation. The Group recognizes revenue from in-game virtual items over the estimated average playing period of paying players, starting from the point-in-time when related in-game virtual items are delivered to the paying players’ accounts.

The Group has estimated the average playing period of the paying players for each game, usually between three to seven months. The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players. To compute the estimated average playing period for paying players, the Group considers the initial purchase date as the starting point of a player’s lifespan. The Group tracks populations of paying players who made their initial purchases during the 10‑days interval period (the “Cohort”) and tracks each Cohort to understand the subsequent churn rate of the paying players of each Cohort, i.e. the number of players from each Cohort who left subsequent to their initial purchases. To determine the ending point of a paying player’s lifespan beyond the date for which observable data are available, the Group extrapolates the actual observed attrition rate to arrive at an estimated weighted average playing lifespan for paying players of the selected games. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors, such as the playing patterns for paying players for other games with similar characteristics with the new game, such as targeted players and purchasing frequency. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

In accordance with ASC 606-10-55-39, the Group assesses whether it acts as the principal or as an agent in the arrangement with each party respectively. The Group records revenue generated from exclusive licensed mobile games on a gross basis as the Group is acting as the principal to fulfill all obligations related to the mobile game operations. The Group is responsible for the launch of the games, hosting and maintenance of game servers, and determination of when and how to operate the in-game promotions and customer services. The Group is also determining the pricing of in-game virtual items and making a localized version for overseas licensed games.

Proceeds earned from selling in-game virtual items are shared between the Group and the third-party game developers, with the amount paid to the third-party game developers generally calculated based on amounts paid by paying players, after deducting the fees paid to the payment channels and the distribution channels. Fees paid to third-party game developers, distribution channels and payment channels are recorded as "Cost of revenues" on the consolidated statements of operations and comprehensive loss.

Jointly operated mobile game publishing services

The Group is also offering publishing services for mobile games developed by third-party game developers. In accordance with ASC 606, the Group evaluates the contracts with the third-party game developers and identifies the performance obligations as publishing, providing payment solution and market promotion service to the game developers. Accordingly, the Group earns service revenue by publishing mobile games to the game players.

In accordance with ASC 606-10-55-39, the Group assesses whether it acts as the principal or as an agent in the arrangement with each party respectively. With respect to the jointly operated licensed arrangements between the Group and the third-party game developers, the Group considered it does not have the primary responsibility for fulfillment and acceptability of the game services. The Group’s responsibilities are publishing, providing payment solution and market promotion service, and thus the Group views the third-party game developers to be its customers. Accordingly, the Group records the game publishing service revenue from these games, on a net basis based on the ratios pre-determined with the third-party game developers when the performance obligations are satisfied, which is generally when the paying players purchase virtual currencies issued by the third-party game developers.

Advertising services

Display advertisements

The Group provides display-based online advertising services to its customers by integrating different formats of advertisements, including but not limited to banners, text-links, videos, logos, buttons and rich media. The Group determines each format of advertisements is a distinct performance obligation. Consideration is allocated to each performance obligation based on its standalone selling price. The Group recognizes revenue on a pro-rata basis for each performance obligation commencing on the date the advertisements are displayed on the Group’s platform.

Performance-based advertisements

The Group’s auction-based pay-for-performance (“P4P”) platform enables a customer to place a short commercial video, a landing page with related description or download link on the Group’s platform. The P4P platform enables customers to reach target users related to their products or services. Revenue is recognized when the performance obligations are satisfied, which is generally at the point-in-time when a user clicks on one of the customer-sponsored links or in-feed marketing, or downloads the customer’s mobile applications.

Sales incentives to customers

The Group provides various sales incentives to its customers, including cash incentives in the form of commissions to certain third-party advertising agencies and noncash incentives such as discounts and advertising services provided free of charge in certain bundled arrangements, which are negotiated on a contract by contract basis with customers. The Group accounts for these incentives granted to customers as variable consideration in accordance with ASC 606. The amount of variable consideration is measured based on the most likely amount of incentive to be provided to customers.

Live broadcasting and other valued added service ("VAS")

The users can purchase virtual currency named “B-coin” via debit and credit cards or bank transfers via online payment systems provided by third-party payment systems. The “B-coin” can be used to purchase virtual items of live broadcasting and other VAS. Each B-coin is worth RMB1. Proceeds received from the sales of “B-coin” are not refundable. Proceeds received from the sales of “B-coin” to users but not yet consumed are recorded as deferred revenue on the consolidated balance sheets. Revenue is recognized upon conversion or consumption according to the respective prescribed revenue recognition policies addressed below.

The Group operates and maintains live broadcasting channel whereby users can enjoy live performances provided by the hosts and interact with the hosts. Most of the hosts host the performance on their own. The Group creates and sells virtual items to users so that the users present them simultaneously to hosts to show their support. The virtual items sold by the Group comprise of either (i) consumable items or (ii) time-based items, such as privilege titles etc. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal to fulfill all obligations related to the sale of virtual items in accordance with ASC 606-10-55-39. Accordingly, revenue is recognized at point-in-time when the virtual item is delivered and consumed if the virtual item is a consumable item or, in the case of time-based virtual item, recognized ratably over the period each virtual item is made available to the user, which does not exceed one year.

Under the arrangements with the hosts, the Group shares with them a portion of the revenues derived from the sales of virtual items. The portion paid to hosts is recognized as “Cost of revenues” on the consolidated statements of operations and comprehensive loss.

The other VAS includes sales of virtual items for video contents and premium membership subscription. The Group offers premium membership services which provide subscribing members access to streaming of premium content in exchange for a non-refundable upfront premium membership fee. When the receipt of premium membership fees is for services to be delivered over a period of time, generally from one month to twelve months, the receipt is initially recorded as deferred revenue and revenue is recognized ratably over the membership period as services are rendered. Revenue from sales of virtual items is recognized on item basis, which is consistent with the revenue recognition of live broadcasting.

E-commerce and other revenues

E-commerce and other revenues are mainly from the sales of products through the Group’s e-commerce platform, and also include revenues from holding certain offline performance activities. E-commerce and other revenues are recognized when control of promised goods or services is transferred to the customers, which generally occurs upon the acceptance of the goods or services by the customers. Pursuant to ASC 606-10-55-39, for arrangements where the Group is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has latitude in establishing prices and selecting suppliers, revenues are recorded on a gross basis. Otherwise, revenues are recorded on a net basis. Cash coupons, granted to the customers for free at the Group’s discretion, are recorded as a reduction of the arrangement’s transaction price thereby reducing the amount of revenue recognized as the payment is not for a distinct good or service received from the customer in accordance with ASC 606-10-32-25.

Net revenues presented in the consolidated statements of operations and comprehensive loss are net of sales discount and sales tax.

Other Estimates and Judgments

The Group estimates revenue of mobile game, live broadcasting and other VAS from the third-party payment processors in the current period when reasonable estimates of these amounts can be made. The processors provide reliable interim preliminary reporting within a reasonable time frame following the end of each month and the Group maintains records of sales data, both of which allow the Group to make reasonable estimates of revenue and therefore to recognize revenue during the reporting period. Determination of the appropriate amount of revenue recognized involves judgments and estimates that the Group believes are reasonable, but actual results may differ from the Group’s estimates. When the Group receives the final reports, to the extent not received within a reasonable time frame following the end of each month, the Group records any differences between estimated revenue and actual revenue in the reporting period when the Group determines the actual amounts. The revenue on the final revenue report have not differed significantly from the reported revenue for the periods presented.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration.

Deferred revenue relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance from game players in mobile games, from customers in advertising services, live broadcasting services and other VAS, and E-commerce platforms. Due to the generally short-term duration of the relevant contracts, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year was RMB571.4 million for the year ended December 31, 2018.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all of the contracts have an original expected duration of one year or less.

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Sales and marketing expenses” in the consolidated statements of operations and comprehensive loss.

The following table presents the Group’s net revenues disaggregated by revenue sources:

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Mobile game	342,382	2,058,226	2,936,331
Advertising	60,727	159,160	463,490
Live broadcasting and VAS	79,656	176,443	585,643
E-commerce and others	40,545	74,620	143,467
Total net revenues	523,310	2,468,449	4,128,931

u)   Cost of revenues

Costs of revenues consist primarily of revenue sharing costs to mobile games developers and distribution channels and payment channels, revenue sharing with the hosts, staff costs, content costs, servers and bandwidth service fees, depreciation expenses and other direct costs of providing these services as well as cost of merchandise sold. These costs are charged to the consolidated statements of operations and comprehensive loss as incurred.

v)    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

w)   Net loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s Pre-IPO Preferred Shares and other permanent equities are participating securities because they are entitled to receive dividends or distributions on an as-converted basis. Prior to the IPO, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the conversion of the Pre-IPO Preferred Shares and other permanent equities, using the if-converted method, for periods prior to the completion of the IPO, and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. After the completion of the IPO, net loss per ordinary share is computed on Class Y Ordinary Shares and Class Z Ordinary Shares combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

x)    Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in the PRC must make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China has to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2016, 2017 and 2018:

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	978	2,480	3,591

y)    Noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries of the Group’s VIEs which is not attributable, directly or indirectly, to the controlling shareholder. Noncontrolling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

The noncontrolling interest will continue to be attributed with its share of losses even if that attribution results in a deficit noncontrolling interest balance.

z)     Comprehensive income/(loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income/(loss), as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

aa) Segment reporting

Based on the criteria established by ASC 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the Chairman of the Board of Directors and CEO, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC and earns majority of the revenues from external customers attributed to the PRC.

bb) Business Combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations and comprehensive loss.

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree when obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive loss.

For the Company’s majority-owned subsidiaries and consolidated VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company.

cc)  Recently issued accounting pronouncements

Leases. In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases, which specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. The Group adopted the new standard effective January 1, 2019 on a modified retrospective basis and will not restate comparative periods. The Group estimates approximately RMB240.0 million would be recognized as total right-of use assets and total lease liabilities on the consolidated balance sheets as of January 1, 2019. Other than disclosed, the Group does not expect the new standard to have a material impact on the consolidated financial statements.

Financial Instruments-Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

Simplifying the Test for Goodwill Impairment. In January 2017, the FASB issued ASU 2017-04 Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of goodwill impairment tests, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance is to be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect the adoption to have a material impact on its consolidated financial statements.

Compensation—Stock Compensation. In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting to amend the accounting for share-based payment awards issued to nonemployees. Under the revised guidance, the accounting for awards issued to nonemployees will be similar to the model for employee awards. The update is effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Group adopted this new standard effective on January 1, 2019. The adoption of ASU 2018-07 did not have a material impact on the Group’s consolidated financial statements.

Fair Value Measurement. In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

Improvements to Accounting for Costs of Films and License Agreements for Program Materials. In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, which improves U.S. GAAP by aligning the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. In addition, ASU 2019-02 requires that an entity test a film or license agreement for program material within the scope of ASC 920-350 for impairment at a film group level when the film or license agreement is predominantly monetized with other films and/or license agreements. The presentation and disclosure requirements in ASU 2019-02 also increase the transparency of information provided to users of financial statements about produced and licensed content. This update will be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently in the process of evaluating the impact of the adoption of ASU 2019-02 on its consolidated financial statements.